SHAREHOLDERS' EQUITY - Schedule of Compensation Costs Charged Against Income for the 2011 Share Incentive Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Compensation Costs Charged Against Income for the 2011 Share Incentive Plan [Line Items]
Share-based compensation expense	$ 199	$ 252	$ 281
Cost of revenues [Member]
Schedule of Compensation Costs Charged Against Income for the 2011 Share Incentive Plan [Line Items]
Share-based compensation expense	37	52	60
Research and development expenses [Member]
Schedule of Compensation Costs Charged Against Income for the 2011 Share Incentive Plan [Line Items]
Share-based compensation expense	129	163	180
Selling and marketing expenses [Member]
Schedule of Compensation Costs Charged Against Income for the 2011 Share Incentive Plan [Line Items]
Share-based compensation expense	4	3	3
General and administrative expenses [Member]
Schedule of Compensation Costs Charged Against Income for the 2011 Share Incentive Plan [Line Items]
Share-based compensation expense	$ 29	$ 34	$ 38